Unaudited Consolidated Statements of Income (Loss) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Income Statement [Abstract]
Revenues	$ 587,619	$ 592,797	$ 1,228,727	$ 1,138,659
Voyage expenses	(28,299)	(23,890)	(59,889)	(49,560)
Vessel operating expenses	(205,655)	(201,370)	(421,516)	(385,573)
Time-charter hire expense	(38,314)	(30,333)	(77,917)	(55,260)
Depreciation and amortization	(141,079)	(128,199)	(285,236)	(240,903)
General and administrative	(29,871)	(33,730)	(62,838)	(71,684)
Asset impairments (note 7)	(62,605)	(500)	(62,605)	(15,996)
(Loss) gain on sale of vessels, equipment and other assets (note 7)	0	0	(27,619)	1,643
Restructuring (charges) reversals (note 12)	(5,818)	742	(19,804)	(8,384)
Income from vessel operations	75,978	175,517	211,303	312,942
Interest expense	(73,255)	(62,388)	(145,458)	(113,734)
Interest income	1,042	1,199	2,364	2,729
Realized and unrealized (loss) gain on non-designated derivative instruments (note 15)	(89,272)	63,752	(196,893)	(19,634)
Equity income	37,219	39,901	52,636	60,650
Foreign exchange (loss) gain (notes 8 and 15)	(15,157)	(1,604)	(25,671)	15,906
Other loss (note 13)	(21,436)	(389)	(21,286)	(14)
Net (loss) income before income taxes	(84,881)	215,988	(123,005)	258,845
Income tax (expense) recovery (note 16)	(1,423)	(752)	(2,499)	243
Net (loss) income	(86,304)	215,236	(125,504)	259,088
Less: Net loss (income) attributable to non-controlling interests	8,495	(149,324)	(1,088)	(202,940)
Net (loss) income attributable to shareholders of Teekay Corporation	$ (77,809)	$ 65,912	$ (126,592)	$ 56,148
Per common share of Teekay Corporation (note 17)
Basic (loss) income attributable to shareholders of Teekay Corporation (usd per share)	$ (1.14)	$ 0.91	$ (1.81)	$ 0.77
Diluted (loss) income attributable to shareholders of Teekay Corporation (usd per share)	(1.14)	0.90	(1.81)	0.77
Cash dividends declared (usd per share)	$ 0.055	$ 0.3163	$ 0.11	$ 0.6325
Weighted average number of common shares outstanding (note 17)
Basic (shares)	72,945,635	72,697,121	72,844,031	72,623,503
Diluted (shares)	72,945,635	73,477,680	72,844,031	73,379,228